Cover	Aug. 26, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) is being filed by Westrock Coffee Company to amend its Current Report on Form 8-K with a filing date of August 30, 2022 (the “Original Report”), solely to correct a typographical error found in the Original Report whereby “Item 2.01. Completion of Acquisition or Disposition of Assets” was erroneously reported as “Item 2.02. Completion of Acquisition or Disposition of Assets”and to add disclosure under Item 2.03 to the Original Report. Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Aug. 26, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41485
Entity Registrant Name	Westrock Coffee Co
Entity Central Index Key	0001806347
Entity Tax Identification Number	80-0977200
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 River Bluff Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	320-4880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of common stock, par value $0.01 per share
Trading Symbol	WEST
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock, par value $0.01 per share
Trading Symbol	WESTW
Security Exchange Name	NASDAQ